Stockholders' Equity (Details) - $ / shares	Dec. 31, 2020	Aug. 31, 2020
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001
Common stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	50,000,000
Class A common stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	45,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	1,020,714
Shares subject to possible redemption	16,229,286
Class B ommon stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares issued	4,312,500